Revenue and segmental information (Details Narrative) $ in Thousands	6 Months Ended				12 Months Ended
	Dec. 31, 2023 USD ($) Integer		Dec. 31, 2022 USD ($)		Jun. 30, 2023 USD ($) Integer	Jun. 30, 2022 USD ($) Integer	Jun. 30, 2021 USD ($) Integer
IfrsStatementLineItems [Line Items]
Number of operating segments | Integer	5				5
Revenue	$ 5,910		$ 8,733		$ 15,060	$ 22,448	$ 23,975
Revenue from continuing operations	$ 5,910	[1]	8,733	[1]	$ 15,060	$ 22,448	$ 23,975
Decrease in revenue percentage	18.00%
Revenue increase offset	$ 900
Number of major customers representing more than ten percent of revenue | Integer					1	1	0
Customer One [Member]
IfrsStatementLineItems [Line Items]
Revenue					$ 2,600
Critical power services segment [member]
IfrsStatementLineItems [Line Items]
Revenue					7,800
Revenue from continuing operations	$ 5,910		7,821		13,596	$ 20,958	$ 22,396
Decrease in revenue percentage	24.00%
Solar development segment [member]
IfrsStatementLineItems [Line Items]
Revenue from continuing operations							$ 185
Decrease in revenue percentage	100.00%
Aevitas Solar Segment [member]
IfrsStatementLineItems [Line Items]
Revenue from continuing operations	$ 2,800

[1]	Financials for continuing operations for both six months ended December 31, 2023, and six months ended December 31, 2022, up to the “Loss from continuing operations” line and for earnings per share.